UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08343
                                                     ---------
                           Phoenix Investment Trust 97
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                            ------------

                    Date of fiscal year end: August 31, 2004
                                             ---------------

                   Date of reporting period: February 29, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

[GRAPHIC OMITTED] FEBRUARY 29, 2004

Phoenix Small Cap Value Fund

Phoenix-Oakhurst Value Equity Fund


[GRAPHIC OMITTED]
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PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS SM

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services have seen significant change. National news reflected regulatory attention to a few mutual fund companies' business conduct. In turn, certain industry-wide practices came under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to ensure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this semiannual report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial adviser to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix Small Cap Value Fund and Phoenix-Oakhurst Value Equity Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. McLOUGHLIN
------------------------
Philip R. McLoughlin
Chairman, Phoenix Funds

MARCH 1, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS




Phoenix Small Cap Value Fund ..............................................    3
Phoenix-Oakhurst Value Equity Fund ........................................   11
Notes to Financial Statements .............................................   18






   This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX SMALL CAP VALUE FUND


                        INVESTMENTS AT FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                      -------    ------------

COMMON STOCKS--98.2%

Domestic Common Stocks--97.4%

AEROSPACE & DEFENSE--1.7%
DRS Technologies, Inc.(b) ......................       24,400    $    735,904
Esterline Technologies Corp.(b) ................       17,700         492,060
InVision Technologies, Inc.(b) .................       29,000       1,016,740
Moog, Inc. Class A(b) ..........................       25,650         921,604
                                                                 ------------
                                                                    3,166,308
                                                                 ------------

AIR FREIGHT & COURIERS--0.1%
Hub Group, Inc. Class A(b) .....................        3,300          93,819
UTI Worldwide, Inc. ............................        2,100          94,857
                                                                 ------------
                                                                      188,676
                                                                 ------------

AIRLINES--0.5%
Atlantic Coast Airlines Holdings, Inc.(b) ......      123,900         903,231

APPAREL RETAIL--2.3%
Finish Line, Inc. (The) Class A(b) .............       31,800       1,100,598
Goody's Family Clothing, Inc. ..................       10,400          97,760
Men's Wearhouse, Inc. (The)(b) .................       50,900       1,330,017
Pacific Sunwear of California, Inc.(b) .........       72,300       1,733,031
                                                                 ------------
                                                                    4,261,406
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Kellwood Co. ...................................       36,200       1,518,952
Quiksilver, Inc.(b) ............................       11,900         233,478
                                                                 ------------
                                                                    1,752,430
                                                                 ------------

APPLICATION SOFTWARE--0.1%
MRO Software, Inc.(b) ..........................        7,900         109,573

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
MCG Capital Corp. ..............................        4,200          83,370

AUTO PARTS & EQUIPMENT--0.1%
Dura Automotive Systems, Inc. Class A(b) .......       10,600         135,680

BIOTECHNOLOGY--1.5%
Gen-Probe, Inc.(b) .............................       79,700       2,724,943

BROADCASTING & CABLE TV--0.7%
Hearst-Argyle Television, Inc. .................       47,500       1,251,625


                                                       SHARES        VALUE
                                                      -------    ------------

BUILDING PRODUCTS--1.9%
Griffon Corp.(b) ...............................       21,700    $    487,816
Lennox International, Inc. .....................       57,000       1,060,770
USG Corp.(b) ...................................       49,800         862,536
York International Corp. .......................       29,300       1,093,769
                                                                 ------------
                                                                    3,504,891
                                                                 ------------

CASINOS & GAMING--1.0%
Aztar Corp.(b) .................................       78,500       1,752,905

CATALOG RETAIL--0.9%
Insight Enterprises, Inc.(b) ...................       78,700       1,673,949

COMMERCIAL PRINTING--0.3%
Consolidated Graphics, Inc.(b) .................       13,700         510,462

COMMUNICATIONS EQUIPMENT--3.9%
Black Box Corp. ................................       23,600       1,215,636
Harris Corp. ...................................       77,700       3,671,325
SeaChange International, Inc.(b) ...............       63,800       1,099,912
Tekelec(b) .....................................       56,500       1,094,405
                                                                 ------------
                                                                    7,081,278
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--1.5%
Hutchinson Technology, Inc.(b) .................       32,900         936,663
Western Digital Corp.(b) .......................      151,400       1,724,446
                                                                 ------------
                                                                    2,661,109
                                                                 ------------

CONSTRUCTION & ENGINEERING--1.9%
Granite Construction, Inc. .....................       52,900       1,282,825
Integrated Electrical Services, Inc.(b) ........       42,500         465,800
MasTec, Inc.(b) ................................       44,700         541,764
URS Corp.(b) ...................................       38,100       1,165,860
                                                                 ------------
                                                                    3,456,249
                                                                 ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.7%
NACCO Industries, Inc. Class A .................       12,500       1,020,000
Terex Corp.(b) .................................       58,000       2,031,740
                                                                 ------------
                                                                    3,051,740
                                                                 ------------

CONSUMER FINANCE--0.8%
CompuCredit Corp.(b) ...........................       63,300       1,371,078

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund


                                                       SHARES        VALUE
                                                      -------    ------------


DATA PROCESSING & OUTSOURCED SERVICES--0.4%
eFunds Corp.(b) ................................       45,400    $    735,934

DEPARTMENT STORES--1.3%
Neiman Marcus Group, Inc. (The) Class A(b) .....       40,400       2,281,792
Retail Ventures, Inc.(b) .......................        2,300          13,754
                                                                 ------------
                                                                    2,295,546
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--1.5%
Coinstar, Inc.(b) ..............................       79,600       1,438,372
Healthcare Services Group, Inc. ................        1,600          36,448
NCO Group, Inc.(b) .............................       28,100         620,167
SOURCECORP, Inc.(b) ............................       11,700         312,624
TeleTech Holdings, Inc.(b) .....................       50,000         387,500
                                                                 ------------
                                                                    2,795,111
                                                                 ------------

ELECTRIC UTILITIES--2.5%
CenterPoint Energy, Inc. .......................      248,200       2,596,172
WPS Resources Corp. ............................       40,300       1,916,265
                                                                 ------------
                                                                    4,512,437
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Acuity Brands, Inc. ............................       49,100       1,199,513
Genlyte Group, Inc. (The)(b) ...................       14,400         810,288
                                                                 ------------
                                                                    2,009,801
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
MTS Systems Corp. ..............................       12,600         338,562
Rofin-Sinar Technologies, Inc.(b) ..............       29,200         874,248
                                                                 ------------
                                                                    1,212,810
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--0.8%
Benchmark Electronics, Inc.(b) .................       42,600       1,482,906

FOOTWEAR--0.4%
Brown Shoe Co., Inc. ...........................       19,000         748,410

GAS UTILITIES--0.7%
UGI Corp. ......................................       40,800       1,350,480

HEALTH CARE EQUIPMENT--0.8%
Invacare Corp. .................................       32,800       1,465,504

HEALTH CARE FACILITIES--3.2%
LifePoint Hospitals, Inc.(b) ...................       78,000       2,613,000
Province Healthcare Co.(b) .....................       79,400       1,278,340
Sunrise Senior Living, Inc.(b) .................       53,500       1,881,060
                                                                 ------------
                                                                    5,772,400
                                                                 ------------

HEALTH CARE SERVICES--0.9%
US Oncology, Inc.(b) ...........................      133,800       1,665,810


                                                       SHARES        VALUE
                                                      -------    ------------

HEALTH CARE SUPPLIES--0.1%
West Pharmaceutical Services, Inc. .............        5,400    $    199,152

HOMEBUILDING--3.3%
Beazer Homes USA, Inc. .........................       27,000       2,886,300
Dominion Homes, Inc.(b) ........................        6,400         221,504
Meritage Corp.(b) ..............................       21,000       1,555,680
Standard-Pacific Corp. .........................       12,400         648,644
WCI Communities, Inc.(b) .......................       28,000         642,320
                                                                 ------------
                                                                    5,954,448
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Marcus Corp. (The) .............................        8,700         152,163

INDUSTRIAL MACHINERY--2.1%
EnPro Industries, Inc.(b) ......................       14,000         274,400
Flowserve Corp.(b) .............................       96,400       2,094,772
Reliance Steel & Aluminum Co. ..................       47,300       1,487,112
                                                                 ------------
                                                                    3,856,284
                                                                 ------------

INTERNET SOFTWARE & SERVICES--1.8%
Internet Security Systems, Inc.(b) .............      150,700       2,668,897
ValueClick, Inc.(b) ............................       59,800         654,810
                                                                 ------------
                                                                    3,323,707
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.2%
Investment Technology Group, Inc.(b) ...........       29,700         430,056

LEISURE PRODUCTS--1.6%
Callaway Golf Co. ..............................       61,200       1,142,604
Nautilus Group, Inc. (The) .....................      104,500       1,707,530
                                                                 ------------
                                                                    2,850,134
                                                                 ------------

LIFE & HEALTH INSURANCE--0.0%
Ceres Group, Inc.(b) ...........................       13,300          75,677

METAL & GLASS CONTAINERS--0.2%
Greif, Inc. Class A ............................       12,300         440,340

MULTI-UTILITIES & UNREGULATED POWER--1.0%
Energen Corp. ..................................       45,300       1,880,856

OFFICE SERVICES & SUPPLIES--1.3%
IKON Office Solutions, Inc. ....................      103,800       1,219,650
United Stationers, Inc.(b) .....................       28,700       1,139,677
                                                                 ------------
                                                                    2,359,327
                                                                 ------------

OIL & GAS DRILLING--0.7%
Unit Corp.(b) ..................................       44,400       1,180,152

OIL & GAS EQUIPMENT & SERVICES--1.3%
Oceaneering International, Inc.(b) .............       63,500       2,170,430

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund


                                                       SHARES        VALUE
                                                      -------    ------------

OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Offshore Logistics, Inc.(b) ....................        7,000    $    160,930
                                                                 ------------
                                                                    2,331,360

OIL & GAS EXPLORATION & PRODUCTION--4.4%
Chesapeake Energy Corp. ........................      189,500       2,429,390
Newfield Exploration Co.(b) ....................       66,600       3,122,208
Nuevo Energy Co.(b) ............................       51,100       1,454,817
XTO Energy, Inc. ...............................       33,500         999,640
                                                                 ------------
                                                                    8,006,055

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.7%
OMI Corp.(b) ...................................      144,800       1,565,288
Tesoro Petroleum Corp.(b) ......................       85,200       1,554,900
                                                                 ------------
                                                                    3,120,188

PACKAGED FOODS & MEATS--2.0%
Chiquita Brands International, Inc.(b) .........       88,900       2,020,697
Pilgrim's Pride Corp. ..........................       61,300       1,232,130
Ralcorp Holdings, Inc.(b) ......................       11,900         382,109
                                                                 ------------
                                                                    3,634,936
                                                                 ------------

PAPER PRODUCTS--1.7%
Potlatch Corp. .................................       66,000       2,798,400
Schweitzer-Mauduit International, Inc. .........        6,500         216,775
                                                                 ------------
                                                                    3,015,175
                                                                 ------------

PHARMACEUTICALS--3.0%
King Pharmaceuticals, Inc.(b) ..................      150,000       2,890,500
Pharmaceutical Resources, Inc.(b) ..............       40,600       2,533,034
                                                                 ------------
                                                                    5,423,534
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--4.6%
FPIC Insurance Group, Inc.(b) ..................       16,300         399,024
LandAmerica Financial Group, Inc. ..............       56,500       2,644,200
Mercury General Corp. ..........................       43,800       2,238,180
Navigators Group, Inc. (The)(b) ................       13,400         387,930
Selective Insurance Group, Inc. ................       12,700         468,630
Stewart Information Services Corp. .............       46,100       1,682,650
Zenith National Insurance Corp. ................       14,800         592,888
                                                                 ------------
                                                                    8,413,502
                                                                 ------------

PUBLISHING & PRINTING--0.4%
Media General, Inc. Class A ....................        1,200          77,760
Pulitzer, Inc. .................................       12,200         629,520
                                                                 ------------
                                                                      707,280
                                                                 ------------


                                                       SHARES        VALUE
                                                      -------    ------------

RAILROADS--0.0%
RailAmerica, Inc.(b) ...........................        6,800    $     78,064

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Jones Lang LaSalle, Inc.(b) ....................       13,400         321,600

REGIONAL BANKS--5.4%
First Republic Bank ............................       23,200         931,944
Greater Bay Bancorp ............................       59,500       1,639,820
Irwin Financial Corp. ..........................       55,900       1,651,845
Local Financial Corp.(b) .......................       26,800         588,796
Provident Bankshares Corp. .....................       24,600         810,570
Republic Bancorp, Inc. .........................        4,200          57,960
South Financial Group, Inc. (The) ..............       64,600       1,990,972
TCF Financial Corp. ............................       25,400       1,320,292
Texas Regional Bancshares, Inc. Class A ........       15,100         597,960
U.S.B. Holding Co., Inc. .......................       12,200         284,016
                                                                 ------------
                                                                    9,874,175
                                                                 ------------

REINSURANCE--2.7%
Arch Capital Group Ltd.(b) .....................       26,000       1,102,660
Everest Re Group Ltd. ..........................       38,800       3,390,732
PXRE Group Ltd. ................................       15,300         411,723
                                                                 ------------
                                                                    4,905,115
                                                                 ------------

REITS--3.0%
American Home Mortgage Investment Corp. ........       16,500         437,250
Brandywine Realty Trust ........................       18,700         532,950
CarrAmerica Realty Corp. .......................       34,200       1,101,240
Equity Inns, Inc. ..............................       14,700         135,828
Friedman, Billings, Ramsey Group, Inc. Class A .       77,800       2,071,036
Kilroy Realty Corp. ............................       17,600         587,840
Parkway Properties, Inc. .......................        5,900         279,070
PS Business Parks, Inc. ........................        5,100         232,050
                                                                 ------------
                                                                    5,377,264
                                                                 ------------

RESTAURANTS--1.3%
Jack in the Box, Inc.(b) .......................       12,200         303,414
Landry's Restaurants, Inc. .....................       28,700         856,695
Lone Star Steakhouse & Saloon, Inc. ............       18,300         497,211
O' Charley's, Inc.(b) ..........................       38,300         698,975
                                                                 ------------
                                                                    2,356,295
                                                                 ------------

SEMICONDUCTORS--0.5%
DSP Group, Inc.(b) .............................       35,600         906,732

SPECIALIZED FINANCE--1.2%
GATX Corp. .....................................       95,600       2,248,512

SPECIALTY CHEMICALS--2.5%
Cytec Industries, Inc.(b) ......................       52,700       1,833,433

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund


                                                       SHARES        VALUE
                                                      -------    ------------

SPECIALTY CHEMICALS--(CONTINUED)
Ethyl Corp.(b) .................................        2,900    $     59,102
OM Group, Inc.(b) ..............................       86,300       2,651,136
                                                                 ------------
                                                                    4,543,671
                                                                 ------------

SPECIALTY STORES--1.5%
Asbury Automotive Group, Inc.(b) ...............        2,600          46,410
Haverty Furniture Cos., Inc. ...................       10,800         230,364
Lithia Motors, Inc. Class A ....................       47,800       1,318,324
Movie Gallery, Inc. ............................       19,100         382,000
TBC Corp.(b) ...................................        9,700         267,332
United Auto Group, Inc. ........................       17,300         490,974
                                                                 ------------
                                                                    2,735,404
                                                                 ------------

STEEL--0.8%
Commercial Metals Co. ..........................       22,800         677,160
Worthington Industries, Inc. ...................       46,500         805,845
                                                                 ------------
                                                                    1,483,005
                                                                 ------------

SYSTEMS SOFTWARE--1.0%
Sybase, Inc.(b) ................................       88,200       1,897,182

THRIFTS & MORTGAGE FINANCE--8.5%
BankAtlantic Bancorp, Inc. Class A .............       74,000       1,326,080
Capital Crossing Bank(b) .......................        4,000         264,320
CharterMac .....................................        8,000         174,480
Commercial Federal Corp. .......................       31,000         869,240
Doral Financial Corp. ..........................       66,900       2,282,628
First Federal Capital Corp. ....................        5,700         120,669
FirstFed Financial Corp.(b) ....................       30,300       1,315,020
Flagstar Bancorp, Inc.                                113,200       2,926,220
ITLA Capital Corp.(b) ..........................        2,500         119,975
New Century Financial Corp. ....................       60,700       2,974,300
R&G Financial Corp. Class B ....................       47,550       1,490,217
Saxon Capital, Inc.(b) .........................       35,400         958,632
Sterling Financial Corp.(b) ....................       18,200         663,026
                                                                 ------------
                                                                   15,484,807
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial Technologies, Inc. ..........       20,900         434,720
Watsco, Inc. ...................................       37,900       1,036,944
                                                                 ------------
                                                                    1,471,664
                                                                 ------------


                                                       SHARES        VALUE
                                                      -------    ------------


TRUCKING--0.2%
Dollar Thrifty Automotive Group, Inc.(b) .......       13,200    $    355,344
Marten Transport Ltd.(b) .......................        4,900          86,730
                                                                 ------------
                                                                      442,074
                                                                 ------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $155,640,054)                                    177,167,942
--------------------------------------------------------------------------------


Foreign Common Stocks(c)--0.8%

REINSURANCE--0.8%
Montpelier Re Holdings Ltd. (Bermuda) ..........       39,500       1,405,805
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,239,374)                                        1,405,805
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS--98.2%
(IDENTIFIED COST $156,879,428)                                    178,573,747
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $156,879,428)                                    178,573,747
--------------------------------------------------------------------------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)
                                           ---------   ------
SHORT-TERM OBLIGATIONS--2.1%

COMMERCIAL PAPER--2.1%
Govco, Inc. 1.04%, 3/1/04 .................   A-1+     $1,695       1,695,000
Honeywell International, Inc. 1%, 3/2/04 ..   A-1       2,140       2,139,940
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,834,940)                    3,834,940
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $160,714,368)                                    182,408,687(a)

Other assets and liabilities, net--(0.3)%                            (628,663)
                                                                 ------------
NET ASSETS--100.0%                                               $181,780,024
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,058,282 and gross depreciation of $2,320,826 for federal income tax purposes. At February 29, 2004, the aggregate cost of securities for federal income tax purposes was $161,671,231.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $160,714,368)                                $182,408,687
Cash                                                                      530
Receivables
   Dividends and interest                                             135,632
   Fund shares sold                                                    73,121
   Receivable from adviser                                                 40
Prepaid expenses                                                        2,029
                                                                 ------------
      Total assets                                                182,620,039
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                            480,689
   Investment advisory fee                                             99,371
   Distribution and service fees                                       95,041
   Transfer agent fee                                                  90,123
   Financial agent fee                                                 12,921
   Trustees' fee                                                        9,342
Accrued expenses                                                       52,528
                                                                 ------------
      Total liabilities                                               840,015
                                                                 ------------
NET ASSETS                                                       $181,780,024
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $165,416,043
Accumulated net investment loss                                      (902,597)
Accumulated net realized loss                                      (4,427,741)
Net unrealized appreciation                                        21,694,319
                                                                 ------------
NET ASSETS                                                       $181,780,024
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $82,816,034)                 5,302,442
Net asset value per share                                              $15.62
Offering price per share $15.62/(1-5.75%)                              $16.57

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $44,056,800)                 2,969,901
Net asset value and offering price per share                           $14.83

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,907,190)                 3,701,666
Net asset value and offering price per share                           $14.83


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                         $   654,067
Interest                                                               40,656
Foreign taxes withheld                                                 (2,329)
                                                                  -----------
      Total investment income                                         692,394
                                                                  -----------
EXPENSES
Investment advisory fee                                               793,206
Service fees, Class A                                                  99,963
Distribution and service fees, Class B                                212,161
Distribution and service fees, Class C                                269,326
Financial agent fee                                                    74,576
Transfer agent                                                        215,740
Registration                                                           39,496
Printing                                                               25,785
Trustees                                                               19,057
Custodian                                                              18,463
Professional                                                           15,700
Miscellaneous                                                           9,082
                                                                  -----------
      Total expenses                                                1,792,555
      Less expenses borne by investment adviser                      (197,367)
      Custodian fees paid indirectly                                     (197)
                                                                  -----------
      Net expenses                                                  1,594,991
                                                                  -----------
NET INVESTMENT LOSS                                                  (902,597)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    31,388,022
Net change in unrealized appreciation (depreciation) on
   investments                                                     (4,008,464)
                                                                  -----------
NET GAIN ON INVESTMENTS                                            27,379,558
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $26,476,961
                                                                  ===========

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                      Six Months
                                                                                                         Ended
                                                                                                        2/29/04       Year Ended
                                                                                                      (Unaudited)       8/31/03
                                                                                                     ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                                      $   (902,597)   $   (549,923)
   Net realized gain (loss)                                                                            31,388,022        (581,048)
   Net change in unrealized appreciation (depreciation)                                                (4,008,464)     24,331,903
                                                                                                     ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         26,476,961      23,200,932
                                                                                                     ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (661,101 and 1,907,326 shares, respectively)                           9,668,362      21,435,568
   Cost of shares repurchased (1,082,065 and 3,531,940 shares, respectively)                          (15,816,841)    (37,879,871)
                                                                                                     ------------    ------------
Total                                                                                                  (6,148,479)    (16,444,303)
                                                                                                     ------------    ------------
CLASS B
   Proceeds from sales of shares (117,020 and 360,619 shares, respectively)                             1,619,942       3,733,780
   Cost of shares repurchased (329,008 and 900,192 shares, respectively)                               (4,550,833)     (9,055,153)
                                                                                                     ------------    ------------
Total                                                                                                  (2,930,891)     (5,321,373)
                                                                                                     ------------    ------------
CLASS C
   Proceeds from sales of shares (197,420 and 588,971 shares, respectively)                             2,717,498       6,011,638
   Cost of shares repurchased (527,508 and 1,092,681 shares, respectively)                             (7,373,240)    (10,996,219)
                                                                                                     ------------    ------------
Total                                                                                                  (4,655,742)     (4,984,581)
                                                                                                     ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                          (13,735,112)    (26,750,257)
                                                                                                     ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               12,741,849      (3,549,325)

NET ASSETS
   Beginning of period                                                                                169,038,175     172,587,500
                                                                                                     ------------    ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($902,597) AND $0, RESPECTIVELY]      $181,780,024    $169,038,175
                                                                                                     ============    ============

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS A
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED AUGUST 31
                                               2/29/04          ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000          1999
Net asset value, beginning of period            $13.42           $11.30       $12.72        $17.90        $11.41        $ 8.11
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.04)              --(6)     (0.01)        (0.05)        (0.08)         0.01
   Net realized and unrealized gain (loss)        2.24             2.12        (1.39)        (2.34)         7.38          3.31
                                                ------           ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             2.20             2.12        (1.40)        (2.39)         7.30          3.32
                                                ------           ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --               --        (0.02)        (2.79)        (0.81)        (0.02)
                                                ------           ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --        (0.02)        (2.79)        (0.81)        (0.02)
                                                ------           ------       ------        ------        ------        ------
Change in net asset value                         2.20             2.12        (1.42)        (5.18)         6.49          3.30
                                                ------           ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $15.62           $13.42       $11.30        $12.72        $17.90        $11.41
                                                ======           ======       ======        ======        ======        ======
Total return(2)                                  16.39 %(7)       18.76%      (11.02)%      (14.24)%       66.15 %       40.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $82,816          $76,783      $83,005       $88,174       $79,254       $26,926

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                          1.40 %(5)(8)     1.40%(5)     1.40 %(5)     1.40 %(5)     1.40 %(5)     1.40%
   Net investment income (loss)                  (0.62)%(8)        0.04%       (0.11)%       (0.39)%       (0.45)%        0.15%
Portfolio turnover                                 128 %(7)         241%         123 %         229 %         191 %         203%



                                                                                    CLASS B
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED AUGUST 31
                                               2/29/04          ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000          1999
Net asset value, beginning of period            $12.79           $10.85       $12.31        $17.54        $11.27        $ 8.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.09)           (0.08)       (0.10)        (0.16)        (0.19)        (0.06)
   Net realized and unrealized gain (loss)        2.13             2.02        (1.34)        (2.28)         7.27          3.28
                                                ------           ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             2.04             1.94        (1.44)        (2.44)         7.08          3.22
                                                ------           ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --               --        (0.02)        (2.79)        (0.81)        (0.02)
                                                ------           ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --        (0.02)        (2.79)        (0.81)        (0.02)
                                                ------           ------       ------        ------        ------        ------
Change in net asset value                         2.04             1.94        (1.46)        (5.23)         6.27          3.20
                                                ------           ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $14.83           $12.79       $10.85        $12.31        $17.54        $11.27
                                                ======           ======       ======        ======        ======        ======
Total return(2)                                  16.03 %(7)       17.88 %     (11.72)%      (14.89)%       64.97 %       39.86 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $44,057          $40,696      $40,382       $40,270       $26,625       $ 9,494

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                          2.15 %(5)(8)     2.15 %(5)    2.15 %(5)     2.15 %(5)     2.15 %(5)     2.15 %
   Net investment income (loss)                  (1.36)%(8)       (0.71)%      (0.86)%       (1.14)%       (1.20)%       (0.60)%
Portfolio turnover                                 128 %(7)         241 %        123 %         229 %         191 %         203 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.71%, 1.64%, 1.58%, 1.67% and 1.87% for the periods ended February 29, 2004, August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.46%, 2.39%, 2.33%, 2.42% and 2.62% for the periods ended February 29, 2004, August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Amount is less than $0.01.
(7) Not annualized.
(8) Annualized.

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS C
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED AUGUST 31
                                               2/29/04          ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000          1999
Net asset value, beginning of period            $12.79           $10.85       $12.31        $17.54        $11.27        $ 8.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.09)           (0.08)       (0.10)        (0.16)        (0.19)        (0.06)
   Net realized and unrealized gain (loss)        2.13             2.02        (1.34)        (2.28)         7.27          3.28
                                                ------           ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             2.04             1.94        (1.44)        (2.44)         7.08          3.22
                                                ------           ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --               --        (0.02)        (2.79)        (0.81)        (0.02)
                                                ------           ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --        (0.02)        (2.79)        (0.81)        (0.02)
                                                ------           ------       ------        ------        ------        ------
Change in net asset value                         2.04             1.94        (1.46)        (5.23)         6.27          3.20
                                                ------           ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $14.83           $12.79       $10.85        $12.31        $17.54        $11.27
                                                ======           ======       ======        ======        ======        ======
Total return(2)                                  15.95 %(5)       17.88 %     (11.72)%      (14.89)%       64.97 %       39.86 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $54,907          $51,559      $49,201       $45,450       $28,046       $ 6,465

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                          2.15 %(4)(6)     2.15 %(4)    2.15 %(4)     2.15 %(4)     2.15 %(4)     2.15 %
   Net investment income (loss)                  (1.36)%(6)       (0.72)%      (0.86)%       (1.14)%       (1.20)%       (0.60)%
Portfolio turnover                                 128 %(5)         241 %        123 %         229 %         191 %         203 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.46%, 2.39%, 2.33%, 2.42% and 2.62% for the periods ended February 29, 2004, August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST VALUE EQUITY FUND

                        INVESTMENTS AT FEBRUARY 29, 2004
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                       ------    ------------

COMMON STOCKS--96.9%

Domestic Common Stocks--94.1%

ADVERTISING--0.9%
Harte-Hanks, Inc. ..............................       27,200    $   602,480

AEROSPACE & DEFENSE--2.9%
United Defense Industries, Inc.(b) .............       30,400        931,760
United Technologies Corp. ......................       10,800        994,788
                                                                 -----------
                                                                   1,926,548
                                                                 -----------

AIR FREIGHT & COURIERS--3.1%
CNF, Inc. ......................................       15,200        505,400
FedEx Corp. ....................................        6,500        446,420
Ryder System, Inc. .............................       29,400      1,083,096
                                                                 -----------
                                                                   2,034,916
                                                                 -----------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Bank of New York Co., Inc. (The) ...............       10,100        333,300
Mellon Financial Corp. .........................       16,300        527,794
                                                                 -----------
                                                                     861,094
                                                                 -----------

CASINOS & GAMING--4.1%
Alliance Gaming Corp.(b) .......................       49,000      1,188,740
Caesars Entertainment, Inc. ....................       47,900        589,170
Mandalay Resort Group ..........................       18,500        950,900
                                                                 -----------
                                                                   2,728,810
                                                                 -----------

COMMUNICATIONS EQUIPMENT--1.3%
Avocent Corp.(b) ...............................       11,500        444,705
Cisco Systems, Inc.(b) .........................       17,300        399,630
                                                                 -----------
                                                                     844,335
                                                                 -----------

COMPUTER HARDWARE--0.5%
Dell, Inc.(b) ..................................        9,300        303,645

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(b) ...................................       19,600        280,672

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Computer Sciences Corp.(b) .....................       11,500        480,585


                                                       SHARES       VALUE
                                                       ------    ------------

DEPARTMENT STORES--2.1%
Neiman Marcus Group, Inc. (The) Class A(b) .....       24,500    $ 1,383,760

DIVERSIFIED BANKS--10.7%
Bank of America Corp. ..........................       30,400      2,490,368
Bank One Corp. .................................       21,900      1,182,162
FleetBoston Financial Corp. ....................       11,900        535,857
U.S. Bancorp ...................................       28,300        807,399
Wells Fargo & Co. ..............................       35,800      2,053,130
                                                                 -----------
                                                                   7,068,916
                                                                 -----------

DIVERSIFIED CAPITAL MARKETS--2.7%
J.P. Morgan Chase & Co. ........................       43,500      1,784,370

DIVERSIFIED CHEMICALS--2.6%
Du Pont (E.I.) de Nemours & Co. ................       38,800      1,749,492

DIVERSIFIED COMMERCIAL SERVICES--1.2%
ARAMARK Corp. Class B ..........................       28,300        776,835

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
AVX Corp. ......................................       36,800        619,712
Vishay Intertechnology, Inc.(b) ................       30,400        684,304
                                                                 -----------
                                                                   1,304,016
                                                                 -----------

FOOTWEAR--1.6%
Reebok International Ltd. ......................       27,200      1,082,832

HEALTH CARE DISTRIBUTORS--4.2%
Cardinal Health, Inc. ..........................       12,700        828,421
Omnicare, Inc. .................................       29,400      1,354,164
Schein (Henry), Inc.(b) ........................        8,700        622,050
                                                                 -----------
                                                                   2,804,635
                                                                 -----------

HEALTH CARE EQUIPMENT--1.5%
Boston Scientific Corp.(b) .....................       20,000        817,000
DENTSPLY International, Inc. ...................        3,800        166,478
                                                                 -----------
                                                                     983,478
                                                                 -----------

HEALTH CARE SUPPLIES--2.2%
Fisher Scientific International, Inc.(b) .......       27,500      1,464,375

                        See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund


                                                       SHARES       VALUE
                                                       ------    ------------

HOUSEHOLD PRODUCTS--3.3%
Dial Corp. (The) ...............................       34,800    $ 1,000,152
Procter & Gamble Co. (The) .....................       11,900      1,219,869
                                                                 -----------
                                                                   2,220,021
                                                                 -----------

INDUSTRIAL CONGLOMERATES--0.5%
General Electric Co. ...........................        9,800        318,696

INDUSTRIAL GASES--0.3%
Airgas, Inc. ...................................       10,400        215,800

INDUSTRIAL MACHINERY--1.5%
Pall Corp. .....................................       39,200      1,025,864

INSURANCE BROKERS--0.3%
Willis Group Holdings Ltd. .....................        4,400        168,740

INTEGRATED OIL & GAS--4.5%
ChevronTexaco Corp. ............................        6,500        574,275
Exxon Mobil Corp. ..............................       56,500      2,382,605
                                                                 -----------
                                                                   2,956,880
                                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.7%
SBC Communications, Inc. .......................       28,300        679,483
Verizon Communications, Inc. ...................       29,400      1,126,902
                                                                 -----------
                                                                   1,806,385
                                                                 -----------

INVESTMENT BANKING & BROKERAGE--6.4%
E*TRADE Financial Corp.(b) .....................       45,700        653,967
Goldman Sachs Group, Inc. (The) ................        5,300        561,111
Merrill Lynch & Co., Inc. ......................       27,900      1,707,759
Morgan Stanley .................................       21,900      1,308,744
                                                                 -----------
                                                                   4,231,581
                                                                 -----------

LEISURE PRODUCTS--1.9%
Brunswick Corp. ................................        8,000        314,880
Marvel Enterprises, Inc.(b) ....................       28,300        969,275
                                                                 -----------
                                                                   1,284,155
                                                                 -----------

LIFE & HEALTH INSURANCE--1.1%
Prudential Financial, Inc. .....................       16,300        756,157

METAL & GLASS CONTAINERS--1.3%
Ball Corp. .....................................       13,000        839,410

MOVIES & ENTERTAINMENT--1.5%
Time Warner, Inc.(b) ...........................       56,500        974,625

MULTI-LINE INSURANCE--0.8%
American International Group, Inc. .............        7,500        555,000


                                                       SHARES       VALUE
                                                       ------    ------------

OIL & GAS DRILLING--0.6%
Patterson-UTI Energy, Inc.(b) ..................       10,800    $   391,824

OIL & GAS EQUIPMENT & SERVICES--1.8%
Baker Hughes, Inc. .............................        7,500        282,150
BJ Services Co.(b) .............................        8,700        376,623
Schlumberger Ltd. ..............................        8,700        561,063
                                                                 -----------
                                                                   1,219,836
                                                                 -----------

OIL & GAS EXPLORATION & PRODUCTION--1.3%
Anadarko Petroleum Corp. .......................       17,300        886,625

OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
Citigroup, Inc. ................................       56,500      2,839,690

PACKAGED FOODS & MEATS--0.9%
Kellogg Co. ....................................       15,200        600,248

PROPERTY & CASUALTY INSURANCE--0.9%
Travelers Property Casualty Corp. Class A ......       33,900        615,624

PUBLISHING & PRINTING--3.8%
Belo Corp. Class A .............................       22,400        624,960
Knight-Ridder, Inc. ............................        8,500        635,460
McClatchy Co. (The) Class A ....................        9,500        651,510
Tribune Co. ....................................       12,900        644,226
                                                                 -----------
                                                                   2,556,156
                                                                 -----------

RAILROADS--2.2%
Norfolk Southern Corp. .........................       44,400        983,904
Union Pacific Corp. ............................        7,600        483,664
                                                                 -----------
                                                                   1,467,568
                                                                 -----------

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.(b) .....................       15,200        322,848

SEMICONDUCTORS--0.5%
Agere Systems, Inc. Class A(b) .................       92,500        358,900

SOFT DRINKS--1.9%
PepsiCo, Inc. ..................................       24,000      1,245,600

SPECIALIZED FINANCE--2.3%
CIT Group, Inc. ................................       38,000      1,499,860

SYSTEMS SOFTWARE--1.0%
Oracle Corp.(b) ................................       49,200        633,696
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $54,836,118)                                     62,457,583
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund


                                                       SHARES       VALUE
                                                       ------    ------------

Foreign Common Stocks(c)--2.8%

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. ADR (Israel)       10,900    $   708,500

PROPERTY & CASUALTY INSURANCE--1.7%
ACE Ltd. (Bermuda) .............................       26,000      1,168,960
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,512,276)                                       1,877,460
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $56,348,394)                                     64,335,043
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.1%

iShares Russell 1000 Value Index Fund ..........       11,800        715,552
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $644,917)                                           715,552
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $56,993,311)                                     65,050,595
--------------------------------------------------------------------------------


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    -----------


SHORT-TERM OBLIGATIONS--2.3%

COMMERCIAL PAPER--2.3%
Govco, Inc. 1.04%, 3/1/04                     A-1+     $1,480    $ 1,480,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,480,000)                                       1,480,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $58,473,311)                                     66,530,595(a)

Other assets and liabilities, net--(0.3)%                           (172,132)
                                                                 -----------
NET ASSETS--100.0%                                               $66,358,463
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,881,157 and gross depreciation of $162,510 for federal income tax purposes. At February 29, 2004, the aggregate cost of securities for federal income tax purposes was $58,811,948.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $58,473,311)                                 $ 66,530,595
Cash                                                                    3,329
Receivables
   Investment securities sold                                         643,406
   Fund shares sold                                                    55,255
   Dividends and interest                                              68,191
Prepaid expenses                                                          828
                                                                 ------------
      Total assets                                                 67,301,604
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                    667,378
   Fund shares repurchased                                            129,479
   Transfer agent fee                                                  37,158
   Distribution and service fees                                       30,398
   Professional fee                                                    20,276
   Investment advisory fee                                             18,602
   Trustees' fee                                                        9,342
   Financial agent fee                                                  6,730
   Payable to adviser                                                      78
Accrued expenses                                                       23,700
                                                                 ------------
      Total liabilities                                               943,141
                                                                 ------------
NET ASSETS                                                       $ 66,358,463
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 77,537,969
Accumulated net investment loss                                        (5,066)
Accumulated net realized loss                                     (19,231,724)
Net unrealized appreciation                                         8,057,284
                                                                 ------------
NET ASSETS                                                       $ 66,358,463
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $37,463,061)                 2,979,716
Net asset value per share                                              $12.57
Offering price per share $12.57/(1-5.75%)                              $13.34

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,247,781)                 1,252,925
Net asset value and offering price per share                           $12.17

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,647,621)                 1,120,634
Net asset value and offering price per share                           $12.18


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $  518,409
Interest                                                                4,156
Foreign taxes withheld                                                 (1,207)
                                                                   ----------
     Total investment income                                          521,358
                                                                   ----------
EXPENSES
Investment advisory fee                                               248,831
Service fees, Class A                                                  45,857
Distribution and service fees, Class B                                 77,095
Distribution and service fees, Class C                                 71,255
Financial agent fee                                                    39,761
Transfer agent                                                         82,512
Registration                                                           29,311
Trustees                                                               19,057
Professional                                                           16,449
Custodian                                                              13,771
Printing                                                               11,639
Miscellaneous                                                           6,894
                                                                   ----------
     Total expenses                                                   662,432
     Less expenses borne by investment adviser                       (136,451)
                                                                   ----------
     Net expenses                                                     525,981
                                                                   ----------
NET INVESTMENT LOSS                                                    (4,623)
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     5,744,720
Net change in unrealized appreciation (depreciation) on
   investments                                                      1,261,215
                                                                   ----------
NET GAIN ON INVESTMENTS                                             7,005,935
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $7,001,312
                                                                   ==========

                        See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                      Six Months
                                                                                                        Ended
                                                                                                        2/29/04         Year Ended
                                                                                                      (Unaudited)         8/31/03
                                                                                                     -------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                                      $      (4,623)   $     496,711
   Net realized gain (loss)                                                                              5,744,720       (6,218,723)
   Net change in unrealized appreciation (depreciation)                                                  1,261,215        7,942,711
                                                                                                     -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           7,001,312        2,220,699
                                                                                                     -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                         (123,233)        (283,597)
   Net investment income, Class B                                                                          (30,551)         (39,301)
   Net investment income, Class C                                                                          (28,415)         (42,475)
                                                                                                     -------------    -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                              (182,199)        (365,373)
                                                                                                     -------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (310,587 and 891,000 shares, respectively)                              3,644,225        8,885,100
   Net asset value of shares issued from reinvestment of distributions
      (10,049 and 24,886 shares, respectively)                                                             118,886          267,903
   Cost of shares repurchased (634,685 and 1,758,338 shares, respectively)                              (7,470,014)     (17,230,551)
                                                                                                     -------------    -------------
Total                                                                                                   (3,706,903)      (8,077,548)
                                                                                                     -------------    -------------
CLASS B
   Proceeds from sales of shares (83,577 and 189,176 shares, respectively)                                 949,859        1,850,017
   Net asset value of shares issued from reinvestment of distributions
      (2,377 and 2,789 shares, respectively)                                                                27,241           29,746
   Cost of shares repurchased (321,793 and 1,494,049 shares, respectively)                              (3,630,857)     (14,264,891)
                                                                                                     -------------    -------------
Total                                                                                                   (2,653,757)     (12,385,128)
                                                                                                     -------------    -------------
CLASS C
   Proceeds from sales of shares (43,915 and 170,326 shares, respectively)                                 497,978        1,652,857
   Net asset value of shares issued from reinvestment of distributions
      (2,239 and 3,218 shares, respectively)                                                                25,685           34,338
   Cost of shares repurchased (326,378 and 629,913 shares, respectively)                                (3,704,513)      (6,096,181)
                                                                                                     -------------    -------------
Total                                                                                                   (3,180,850)      (4,408,986)
                                                                                                     -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                            (9,541,510)     (24,871,662)
                                                                                                     -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                (2,722,397)     (23,016,336)

NET ASSETS
   Beginning of period                                                                                  69,080,860       92,097,196
                                                                                                     -------------    -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($5,066) AND $181,756, RESPECTIVELY]                                   $  66,358,463    $  69,080,860
                                                                                                     =============    =============

                        See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS A
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED AUGUST 31
                                               2/29/04          ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000          1999
Net asset value, beginning of period            $11.33           $10.64       $12.76        $15.03        $12.11        $ 8.94
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.02             0.11         0.08          0.08          0.03          0.02
   Net realized and unrealized gain (loss)        1.26             0.66        (1.97)        (0.93)         2.89          3.20
                                                ------           ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             1.28             0.77        (1.89)        (0.85)         2.92          3.22
                                                ------           ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.04)           (0.08)       (0.08)           --            --         (0.05)
   Distributions from net realized gains            --               --        (0.15)        (1.42)           --            --
                                                ------           ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                         (0.04)           (0.08)       (0.23)        (1.42)           --         (0.05)
                                                ------           ------       ------        ------        ------        ------
Change in net asset value                         1.24             0.69        (2.12)        (2.27)         2.92          3.17
                                                ------           ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $12.57           $11.33       $10.64        $12.76        $15.03        $12.11
                                                ======           ======       ======        ======        ======        ======
Total return(2)                                  11.32%(6)         7.31%      (14.97)%       (6.71)%       24.11%        35.89%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $37,463          $37,310      $43,993       $58,260       $37,977       $26,974

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                          1.25%(7)         1.25%(5)     1.25 %(5)     1.25 %(5)     1.25%(5)      1.25%
   Net investment income                          0.32%(7)         1.06%        0.64 %        0.53 %        0.20%         0.14%
Portfolio turnover                                 151%(6)          349%         166 %         249 %         193%          192%


                                                                                    CLASS B
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED AUGUST 31
                                               2/29/04          ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000          1999
Net asset value, beginning of period            $10.99           $10.35       $12.42        $14.77       $12.00        $ 8.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.02)            0.04        (0.01)        (0.03)       (0.08)        (0.07)
   Net realized and unrealized gain (loss)        1.22             0.63        (1.91)        (0.90)        2.85          3.19
                                                ------           ------       ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             1.20             0.67        (1.92)        (0.93)        2.77          3.12
                                                ------           ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.02)           (0.03)          --            --           --         (0.01)
   Distributions from net realized gains            --               --        (0.15)        (1.42)          --            --
                                                ------           ------       ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                         (0.02)           (0.03)       (0.15)        (1.42)          --         (0.01)
                                                ------           ------       ------        ------       ------        ------
Change in net asset value                         1.18             0.64        (2.07)        (2.35)        2.77          3.11
                                                ------           ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                  $12.17           $10.99       $10.35        $12.42       $14.77        $12.00
                                                ======           ======       ======        ======       ======        ======
Total return(2)                                  10.96 %(6)        6.44%      (15.57)%       (7.42)%      23.08 %       35.05 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $15,248          $16,363      $28,873       $36,669      $26,471       $24,709

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                          2.00 %(7)        2.00%(5)     2.00 %(5)     2.00 %(5)    2.00 %(5)     2.00 %
   Net investment income (loss)                  (0.43)%(7)        0.37%       (0.11)%       (0.22)%      (0.57)%       (0.62)%
Portfolio turnover                                 151%(6)          349%         166 %         249 %        193 %         192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.66%, 1.63%, 1.49%, 1.38%, 1.47% and 1.57% for the periods ended February 29, 2004, August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.38%, 2.24%, 2.13%, 2.22% and 2.32% for the periods ended February 29, 2004, August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Not annualized.
(7) Annualized.

                        See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS C
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED AUGUST 31
                                               2/29/04          ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000          1999
Net asset value, beginning of period            $11.00           $10.35       $12.43        $14.78        $12.00        $ 8.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.02)            0.03        (0.01)        (0.03)        (0.07)        (0.07)
   Net realized and unrealized gain (loss)        1.22             0.65        (1.92)        (0.90)         2.85          3.19
                                                ------           ------       ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             1.20             0.68        (1.93)        (0.93)         2.78          3.12
                                                ------           ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.02)           (0.03)          --            --            --         (0.01)
   Distributions from net realized gains            --               --        (0.15)        (1.42)           --            --
                                                ------           ------       ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                         (0.02)           (0.03)       (0.15)        (1.42)           --         (0.01)
                                                ------           ------       ------        ------        ------        ------
Change in net asset value                         1.18             0.65        (2.08)        (2.35)         2.78          3.11
                                                ------           ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $12.18           $11.00       $10.35        $12.43        $14.78        $12.00
                                                ======           ======       ======        ======        ======        ======
Total return(2)                                  10.95 %(5)        6.47%      (15.56)%       (7.41)%       23.17 %       34.91 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $13,648          $15,408      $19,231       $23,409       $12,590       $ 3,108

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                          2.00 %(6)        2.00%(4)     2.00 %(4)     2.00 %(4)     2.00 %(4)     2.00 %
   Net investment income (loss)                  (0.43)%(6)        0.31%       (0.11)%       (0.22)%       (0.52)%       (0.60)%
Portfolio turnover                                 151 %(5)         349%         166 %         249 %         193 %         192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.38%, 2.24%, 2.13%, 2.22% and 2.32% for the periods ended February 29, 2004, August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004 (UNAUDITED)


1. ORGANIZATION
   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two funds are offered for sale (each a "Fund"), Phoenix Small Cap Value Fund is diversified and seeks long-term capital appreciation. Phoenix-Oakhurst Value Equity Fund is diversified and its primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale)on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004 (UNAUDITED)(CONTINUED)


F. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                         1st       $1-2      $2 +
Fund                                 $1 Billion   Billion   Billion
------                               ----------   -------   -------
Small Cap Value Fund ............       0.90%      0.85%     0.80%
Value Equity Fund ...............       0.75%      0.70%     0.65%

   The Adviser has voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2004, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                      Class A    Class B    Class C
                                      Shares     Shares     Shares
                                      -------    -------    -------
Small Cap Value Fund ............       1.40%      2.15%     2.15%
Value Equity Fund ...............       1.25%      2.00%     2.00%

   Effective January 27, 2004, Phoenix/Zweig Advisers ("PZA") is the subadviser to the Small Cap Value Fund. For its services, PZA is paid a fee by the Adviser equal to 0.10% of the average daily net assets of this Fund up to $166 million and 0.40% in excess of $166 million. PZA is a wholly-owned subsidiary of PNX.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended February 29, 2004 as follows:

                                  Class A        Class B         Class C
                                Net Selling      Deferred        Deferred
                                Commissions   Sales Charges   Sales Charges
                                -----------   -------------   -------------
Small Cap Value Fund .......       $4,742        $57,313         $1,357
Value Equity Fund ..........        1,957         50,800            586

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Small Cap Value Fund .....   $3,271
Value Equity Fund ........    1,870

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Trust of the following for the period ended February 29, 2004:

                                              Distribution       Distribution
                             Distribution        and/or             and/or
                                and/or        Service Fees       Service Fees
                             Service Fees     Paid Out to           Paid to
                             Retained by      Unaffiliated       W.S. Griffith
                             Distributor      Participants      Securities, Inc.
                             ------------     ------------      ----------------
Small Cap Value Fund ....      $248,620         $325,928            $6,902
Value Equity Fund .......        83,676          103,247             7,284

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended February 29, 2004, the Trust paid PEPCO $114,337. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimum fees may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended February 29, 2004, transfer agent fees were $298,252 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                             Transfer Agent
                                                              Fee Retained
                                                             --------------
Small Cap Value Fund ......................................     $92,565
Value Equity Fund .........................................      25,071

   For the period ended February 29, 2004, the following Funds paid PXPSecurities Corp., an indirect, wholly-owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of it as follows:

                                                         Commissions Paid to
                                                        PXP Securities Corp.
                                                        --------------------
Small Cap Value Fund .............................           $21,032
Value Equity Fund ................................            27,794

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004 (UNAUDITED)(CONTINUED)


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended February 29, 2004 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                             Purchases             Sales
                                            ------------        ------------
Small Cap Value Fund ....................   $205,724,696        $216,910,291
Value Equity Fund .......................     98,479,712         109,311,408

   Purchases and sales of long-term U.S. Government and agency securities during the period ended February 29, 2004 were as follows:

                                             Purchases             Sales
                                            ------------        ------------
Small Cap Value Fund ....................     $4,100,845          $4,100,000
Value Equity Fund .......................             --                  --

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Certain funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.

6. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                        Expiration Year
                                   -----------------------------------------
                                      2010           2011           Total
                                   -----------    -----------    -----------
Small Cap Value Fund ..........    $27,551,224    $ 5,536,476    $33,087,700
Value Equity Fund .............      6,597,012     16,409,509     23,006,521

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

7. OTHER
   Effective October 31, 2003, the Small Cap Value Fund changed its name from Phoenix-Hollister Small Cap Value Fund to Phoenix Small Cap Value Fund, and the Value Equity Fund changed its names from Phoenix-Hollister Value Equity Fund to Phoenix-Oakhurst Value Equity Fund. Also on this date, portfolio management for the Small Cap Value Fund was assigned to Carlton Neel and David Dickerson, and portfolio management for the Value Equity Fund was assigned to Steven L. Colton and Dong Zhang. Prior to this date, both Funds were managed by Christian C. Bertelsen and John LaForge, II.

8. SUBSEQUENT EVENT
   On or about April 16, 2004, pursuant to an Agreement and Plan of Reorganization, the Phoenix Appreciation Fund, a series of Phoenix Trust, will transfer all or substantially all of its assets to the Phoenix Small Cap Value Fund in exchange for shares of the Phoenix Small Cap Value Fund and the assumption by the Phoenix Small Cap Value Fund of all liabilities of the Phoenix Appreciation Fund. Following the exchange, the Phoenix Appreciation Fund will distribute the shares of the Phoenix Small Cap Value Fund to its shareholders pro rata, in liquidation of the Phoenix Appreciation Fund. The shareholders of the Phoenix Appreciation Fund must approve the Plan of Reorganization before any transaction can take place. The reconvened meeting of the shareholders of the Phoenix Appreciation Fund will be held on April 15, 2004.

9. PROXY VOTING PROCEDURES
   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)


A special meeting of Shareholders of Phoenix Small Cap Value Fund was held on January 27, 2004, for the following purpose:

   1. To consider and act upon a proposal to approve a Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Phoenix/Zweig Advisers LLC.

On the record date of December 16, 2003, there were 12,462,109 shares outstanding, representing 174,442,812 votes. Of the shares outstanding, 73.4% were voted.

NUMBER OF VOTES


                                                      For            Against           Abstain
                                                  ----------        --------          --------
   1. To consider and act upon a proposal
      to approve a Subadvisory Agreement
      between Phoenix Investment Counsel,
      Inc. and Phoenix/Zweig Advisers LLC.        122,252,065       1,727,747         4,036,525

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS               LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH            TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway               Served since         36             Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC      1997.                               2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                    (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                 Housing Partnership Development Corp. (Chairman)
  DOB: 8/2/29                                                        (1981-present), Greater New York Councils, Boy Scouts of
                                                                     America (1985-present), The Academy of Political Science (Vice
                                                                     Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                     (1989-present), The Harlem Youth Development Foundation
                                                                     (1998-2002). Chairman, Metropolitan Transportation Authority
                                                                     (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                     Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                     Insurance Company (1974-2002), Centennial Insurance Company
                                                                     (1974-2002), Josiah Macy, Jr., Foundation (1975-present), Union
                                                                     Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage
                                                                     Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                                     (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne            Served since         36             Currently retired.
  The Flat, Elmore Court         1997.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries            Served since         29             Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902       1997.                               Director (1989-1997), Chairman of the Board (1993-1997),
  Naples, FL 34108                                                   Phoenix Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.               Served since         26             Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.      2001.                               2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                       (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                              Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara          Served since         36             Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of          1997.                               bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS               LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH            TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris              Served since         36             Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                 1997.                               (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson            Served since         26             Managing Director, Northway Management Company (1998-present).
  Northway Management Company    1997.                               Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.         Served since         26             Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                1997.                               Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                               President, The Trust for America's Health (non-profit)
  DOB: 5/16/31                                                       (2001-present). Director, Duty Free International, Inc.
                                                                     (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
     NAME, ADDRESS,                             PORTFOLIOS IN
      DATE OF BIRTH                             FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH            LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST                  TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche            Served since         29             Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC        2002.                               (1983-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                              (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                         (1989-present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin         Served since         76             Consultant, Phoenix Investment Partners Ltd. (2002-present).
    DOB: 10/23/46                1997.                               Director, PXRE Corporation (Delaware) (1985-present), World
                                                                     Trust Fund (1991-present). Chairman (1997-2002), Director
    Chairman and President                                           (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                     Officer (1995-2002), Phoenix Investment Partners, Ltd. Director
                                                                     and Executive Vice President, The Phoenix Companies, Inc.
                                                                     (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                     Investments (1987-2002), Phoenix Life Insurance Company.
                                                                     Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                     Investment Counsel, Inc. Director (1982-2002) and President
                                                                     (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                     President, Phoenix/Zweig Advisers LLC (1999-2002). Director
                                                                     (2001-2002) and President (April 2002-September 2002), Phoenix
                                                                     Investment Management Company. Director and Executive Vice
                                                                     President, Phoenix Life and Annuity Company (1996-2002).
                                                                     Director (1995-2000) and Executive Vice President (1994-2002),
                                                                     PHL Variable Insurance Company. Director, Phoenix National
                                                                     Trust Holding Company (2001-2002). Director (1985-2002) and
                                                                     Vice President (1986-2002), PM Holdings, Inc. Director, W.S.
                                                                     Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                     President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates               Served since         31             Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
    Hudson Castle Group, Inc.    1997.                               Markets Inc.) (financial services) (1997-present). Managing
    c/o Northeast Investment                                         Director, Wydown Group (consulting firm) (1994-present).
    Management, Inc.                                                 Director, Investors Financial Service Corporation
    50 Congress Street                                               (1995-present), Investors Bank & Trust Corporation
    Suite 1000                                                       (1995-present), Plymouth Rubber Co. (1995-present), Stifel
    Boston, MA 02109                                                 Financial (1996-present), Connecticut River Bancorp
    DOB: 5/31/46                                                     (1998-present), Connecticut River Bank (1998-present), 1Mind,
                                                                     Inc. (1999-present) and 1Mind.com (2000-present). Director and
                                                                     Treasurer, Endowment for Health, Inc. (2000-present). Chairman,
                                                                     Emerson Investment Management, Inc. (2000-present). Member,
                                                                     Chief Executives Organization (1996-present). Vice Chairman,
                                                                     Massachusetts Housing Partnership (1998-1999). Director, Blue
                                                                     Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett
                                                                     Funds (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                     Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
    Inc. and The Phoenix Companies, Inc. and certain of its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer        Executive Vice President          Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44            since 1997.                       (1995-1999), Chief Financial Officer (1995-present), Phoenix Investment
                                                            Partners, Ltd. Director (1998-present), Executive Vice President, Chief
                                                            Financial Officer and Treasurer (2000-present), Senior Vice President and Chief Financial Officer (1996-2000), Phoenix Equity Planning
                                                            Corporation. Director (1998-present), Senior Vice President, Chief
                                                            Financial Officer and Treasurer (1996-present), Phoenix Investment
                                                            Counsel, Inc. Director (2000-present), Executive Vice President
                                                            (2000-present), Treasurer (1996-present), Senior Vice President
                                                            (2000-2002), Duff & Phelps Investment Management Co. Executive Vice
                                                            President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry          Executive Vice President          Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52            since 1998.                       (1998-present), President, Phoenix Equity Planning Corporation
                                                            (2000-present). Executive Vice President, Phoenix Fund Complex
                                                            (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss        Treasurer since 1997.             Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                                             Assistant Treasurer (2001-2003), Vice President, Operations
                                                            (2003-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                            Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth        Secretary since 2002;             Vice President and Insurance and Investment Products Counsel
  One American Row        Chief Legal Officer               (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102      since 2003.                       Director (2003-present), President (2003-present), Assistant Secretary
  DOB: 11/14/58                                             (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                            (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                            Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                   PRESORTED
                                                                   STANDARD
                                                                     U.S.
                                                                   POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.




NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.




PXP 214 (4/04)



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 97
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Philip R. Mc Loughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       APRIL 30, 2004
                         -------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)


Date                       APRIL 30, 2004
                         -------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date                       APRIL 30, 2004
                         -------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.